Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 03, 2024
Document Effective Date	Jun. 03, 2024
Prospectus Date	Jun. 03, 2024
Innovator U.S. Small Cap Power Buffer ETF - June | Innovator U.S. Small Cap Power Buffer ETF - June
Prospectus:
Trading Symbol	KJUN